SCHEDULE OF COMPANY PRINCIPAL SUBSIDIARIES (Details)	6 Months Ended
Dec. 31, 2025
BusinessDescriptionLineItem [Line Items]
Date of incorporation	Jul. 08, 2021
Li Bang International Hong Kong Holdings Limited [Member]
BusinessDescriptionLineItem [Line Items]
Place of incorporation	100.00%
Principal activities	Holding company
Jiangsu Li Bang Intelligent Technology Co., Limited [Member]
BusinessDescriptionLineItem [Line Items]
Place of incorporation	100.00%
Principal activities	No business operations
Suzhou Deji Kitchen Engineering Co., Limited [Member]
BusinessDescriptionLineItem [Line Items]
Place of incorporation	100.00%
Principal activities	Sell stainless steel commercial kitchen equipment, as well as offer comprehensive services such as equipment installation and after-sales maintenance.
Wuxi Li Bang Kitchen Appliance Co., Limited [Member]
BusinessDescriptionLineItem [Line Items]
Place of incorporation	100.00%
Principal activities	Design, develop, manufacture, and sell stainless steel commercial kitchen equipment, as well as offer comprehensive services from early-stage kitchen design to equipment installation and after-sales maintenance.
Li Bang Kitchen Appliance Co Limited [Member]
BusinessDescriptionLineItem [Line Items]
Place of incorporation	100.00%
Principal activities	Sell stainless steel commercial kitchen equipment, as well as offer comprehensive services such as equipment installation and after-sales maintenance.
Yangzhou Bangshijie Kitchen Appliance Co Ltd [Member]
BusinessDescriptionLineItem [Line Items]
Place of incorporation	90.00%
Principal activities	Sell stainless steel commercial kitchen equipment, as well as offer comprehensive services such as equipment installation and after-sales maintenance.
Nanjing Bangshijie Kitchen Appliance Co Ltd [Member]
BusinessDescriptionLineItem [Line Items]
Place of incorporation	95.00%
Principal activities	Sell stainless steel commercial kitchen equipment, as well as offer comprehensive services such as equipment installation and after-sales maintenance.
Li Bang International Hong Kong Holdings Limited [Member]
BusinessDescriptionLineItem [Line Items]
Place of incorporation	Hong Kong, China
Date of incorporation	Jul. 26, 2021
Jiangsu Li Bang Intelligent Technology Co., Limited [Member]
BusinessDescriptionLineItem [Line Items]
Place of incorporation	Jiangsu, China
Date of incorporation	Aug. 18, 2021
Suzhou Deji Kitchen Engineering Co., Limited [Member]
BusinessDescriptionLineItem [Line Items]
Place of incorporation	Jiangsu, China
Date of incorporation	Apr. 08, 2010
Wuxi Li Bang Kitchen Appliance Co., Limited [Member]
BusinessDescriptionLineItem [Line Items]
Place of incorporation	Jiangsu, China
Date of incorporation	May 18, 2007
Li Bang Kitchen Appliance Co Limited [Member]
BusinessDescriptionLineItem [Line Items]
Place of incorporation	Jiangsu, China
Date of incorporation	Mar. 22, 2019
Yangzhou Bangshijie Kitchen Appliance Co Ltd [Member]
BusinessDescriptionLineItem [Line Items]
Place of incorporation	Jiangsu, China
Date of incorporation	Dec. 02, 2019
Nanjing Bangshijie Kitchen Appliance Co Ltd [Member]
BusinessDescriptionLineItem [Line Items]
Place of incorporation	Jiangsu, China
Date of incorporation	Nov. 25, 2015